Oct-07-04 14:53 From-NEW YORK STOCK EXCHANGE +2126565893 T-393 P.002/002 F-465

Manager
[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04042138

1-9466

NYSE

Cert NYS

RECD S.E.C.
OCT 07 2004
1083

October 7, 2004

PROCESSED
OCT 21 2004
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN BROTHERS HOLDINGS INC., 6 ¼% Exchangeable Notes due October 15, 2007 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 7, 2004. Tentative listing date – October 8, 2004.

Sincerely,

[signature]